INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2012
Components of Income Tax Expense
The components of income tax expense are as follows for the years ended December 31:

	2012	2011
	(In Thousands)
Current:
Federal	$541	$(414)
State	2	2
	543	(412)

Deferred:
Federal	164	513
State	-	315
	164	828
Total income tax expense	$707	$416

Differences Between Statutory Federal Income Tax Rate and Effective Tax Rates
The reasons for the differences between the statutory federal income tax rate and the effective tax rates are summarized as follows for the years ended December 31:

	2012	2011
	% of	% of
	Income	Income
Federal income tax at statutory rate	34.0%	34.0%
Increase (decrease) in tax resulting from:
Tax-exempt income	(9.2)	(17.1)
Other	0.9	(1.3)
State tax expense, net of federal tax benefit	0.0	15.8
Effective tax rates	25.7%	31.4%

Gross Deferred Tax Assets and Gross Deferred Tax Liabilities
The Company had gross deferred tax assets and gross deferred tax liabilities as follows as of December 31:

	2012	2011
	(In Thousands)
Deferred tax assets:
Allowance for loan losses	$753	$725
Deferred compensation	181	125
Impairment of operating lease	39	54
Writedown of securities	4	-
Restricted stock awards	12	-
Other	57	46
Alternative minimum tax carryforward	368	116
Gross deferred tax assets	1,414	1,066

Deferred tax liabilities:
Depreciation	(131)	(21)
Deferred loan costs/fees	(286)	(164)
Mortgage servicing rights	(280)	-
Net unrealized holdings gain on available-for-sale securities	(581)	(369)
Gross deferred tax liabilities	(1,278)	(554)
Net deferred tax asset	$136	$512